Principles of Consolidation and Summary of Significant Accounting Policies (Details Narrative) (10K) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 23, 2015	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019
Cash equivalents
Uninsured cash balance				178,755	0
Restricted cash				531,938	684,610
Allowance for doubtful accounts				33,209	12,501
Depreciation expense				56,974	61,223
Impairment of goodwill
Impairment charges
Advertising expense				$ 148,327	$ 188,077
Common stock, shares authorized		200,000,000		200,000,000	200,000,000
Income tax likelihood, description				Greater than 50%
Weighted average number of common shares outstanding		71,681,522	37,125,286	49,630,590	35,814,751
Right-of-use assets		$ 214,611				$ 237,731
Lease liabilities		$ 219,507				$ 237,731
ASU 2016-02 [Member]
Right-of-use assets				299,000
Lease liabilities				$ 299,000
2018 Equity Incentive Plan [Member]
Common stock, shares authorized				16,000,000
Board of Directors [Member] | Employee Stock Purchase Plan [Member]
Common stock, reserved for future issuance	1,900,000
Discount, percentage	15.00%
Minimum [Member]
Property and equipment estimated useful lives				3 years
Finite-lived intangible asset, useful life		3 years
Minimum [Member] | Trade Names and Customer Lists [Member]
Finite-lived intangible asset, useful life				2 years
Maximum [Member]
Property and equipment estimated useful lives				15 years
Finite-lived intangible asset, useful life		11 years
Maximum [Member] | Trade Names and Customer Lists [Member]
Finite-lived intangible asset, useful life				7 years